THOMPSON COBURN LLP
One US Bank Plaza
St. Louis, MO  63101
(314) 552-6295

June 4, 2010

EDGAR  CORRESPONDENCE

Linda B. Stirling, Esq.
U.S. Securities and Exchange Commission
450 5th Street, NW, 5-6
Washington, DC  20549

Re:  Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Linda:

 Enclosed for filing by Unified Series Trust (the “Trust”) on behalf of its series, 3 to 1 Diversified Equity Fund and 3 to 1 Strategic Income Fund (collectively, the “3 to 1 Funds”) has enclosed for filing a revised definitive Schedule 14A for the 3 to 1 Funds.  The Schedule 14A, including the proxy card attached as Exhibit A, has been revised to reflect a change of proxy solicitor and to eliminate information regarding voting of proxies via the internet.

If you have any questions, please contact me at (314) 552-6295.

Sincerely,

THOMPSON COBURN LLP

By:  /s/ Dee Anne Sjögren

EXHIBIT A

Logo Centered in This Box
(shows through window on outbound envelope)
PROXY CARD FOR

3 to 1 Diversified Equity Fund
a series of Unified Series Trust

Proxy for A Special Meeting of Shareholders – July 9, 2010

The undersigned hereby constitutes and appoints John C. Swhear, Stacey Havens, and Tara R. Pierson, their designees or any one of them, with power of substitution and re-substitution, as proxies to appear and vote all of the shares of beneficial interest in the name of the undersigned on the record date of the Special Meeting of shareholders of the 3 to 1 Diversified Equity Fund (the “Fund”), a series of Unified Series Trust (the “Trust”), or at any adjournment thereof; and the undersigned hereby instructs said proxies to vote as indicated on this proxy card. The undersigned hereby revokes any prior proxy to vote at such Special Meeting, and hereby ratifies and confirms all that said attorneys and proxies, or any of them, may lawfully do by virtue thereof.

John Q. Shareholder
FBO Timmy Shareholder
11 Proxy Vote Road
Proxyville, IL, 29455
(shows through window on outbound envelope)
QUESTIONS ABOUT THIS PROXY?   Should you have any questions about the proxy materials or regarding how to vote your shares, please contact our proxy information line toll-free at 1-877-283-0318. Representatives are available Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on July 9, 2010

The proxy statement for this meeting is available at: www.proxyonline.com/docs/3to1funds.pdf

PLEASE FOLD HERE AND RETURN THE ENTIRE BALLOT – DO NOT DETACH

Please see the instructions below if you wish to vote by PHONE (live proxy representative), by MAIL or via the INTERNET.  Please use whichever method is most convenient for you.  If you choose to vote via the Internet or by phone, you should not mail your proxy card.  Please vote today!

PHONE:
To cast your vote by phone with a proxy voting representative, call toll-free 1-877-283-0318 and provide the representative with the control number found on the reverse side of this proxy card.  Representatives are available to take your voting instructions Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

MAIL:	To vote your proxy by mail, check the appropriate voting box on the reverse side of this proxy card, sign and date the card and return it in the enclosed postage-paid envelope.

Option below is available 24 hours a day / 7 days a week

INTERNET:	To vote via the Internet, go to www.proxyonline.com and enter the control number found on the reverse side of this proxy card.

NOTE: Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign.  If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Shareholder sign here                                                      Date

Joint owner sign here                                                      Date

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY.  EVERY SHAREHOLDER’S VOTE IS IMPORTANT.

3 to 1 Diversified Equity Fund

    CONTROL NUMBER

  123456789123

If you received more than one ballot because you have multiple investments in the Funds, please remember to vote all of your ballots!

Remember to sign and date the reverse side before mailing in your vote.  This proxy card is valid only when signed and dated.

THIS PROXY IS SOLICITED ON BEHALF OF THE TRUST'S BOARD OF TRUSTEES.

PLEASE VOTE, SIGN AND DATE THIS VOTING INSTRUCTION AND RETURN IT IN THE ENCLOSED ENVELOPE.

THESE VOTING INSTRUCTIONS WILL BE VOTED AS SPECIFIED.  IF NO SPECIFICATION IS MADE, THIS VOTING INSTRUCTION WILL BE VOTED "FOR" THE PROPOSAL.

PLEASE FOLD HERE AND RETURN THE ENTIRE BALLOT – DO NOT DETACH

TO VOTE, MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example: ■

	FOR	AGAINST	ABSTAIN
1. To approve an Investment Advisory Agreement between Envestnet Asset Management, Inc. and the Trust on behalf of the Fund.	□	□	□

THANK YOU FOR VOTING

Logo Centered in This Box
(shows through window on outbound envelope)
PROXY CARD FOR

3 to 1 Strategic Income Fund
a series of Unified Series Trust

Proxy for A Special Meeting of Shareholders – July 9, 2010

The undersigned hereby constitutes and appoints John C. Swhear, Stacey Havens, and Tara R. Pierson, their designees or any one of them, with power of substitution and re-substitution, as proxies to appear and vote all of the shares of beneficial interest in the name of the undersigned on the record date of the Special Meeting of shareholders of the 3 to 1 Strategic Income Fund (the “Fund”), a series of Unified Series Trust (the “Trust”), or at any adjournment thereof; and the undersigned hereby instructs said proxies to vote as indicated on this proxy card. The undersigned hereby revokes any prior proxy to vote at such Special Meeting, and hereby ratifies and confirms all that said attorneys and proxies, or any of them, may lawfully do by virtue thereof.

John Q. Shareholder
FBO Timmy Shareholder
11 Proxy Vote Road
Proxyville, IL, 29455
(shows through window on outbound envelope)

QUESTIONS ABOUT THIS PROXY?   Should you have any questions about the proxy materials or regarding how to vote your shares, please contact our proxy information line toll-free at 1-877-283-0318. Representatives are available Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on July 9, 2010

The proxy statement for this meeting is available at: www.proxyonline.com/docs/3to1funds.pdf

PLEASE FOLD HERE AND RETURN THE ENTIRE BALLOT – DO NOT DETACH

Please see the instructions below if you wish to vote by PHONE (live proxy representative), by MAIL or via the INTERNET.  Please use whichever method is most convenient for you.  If you choose to vote via the Internet or by phone, you should not mail your proxy card.  Please vote today!

PHONE:
To cast your vote by phone with a proxy voting representative, call toll-free 1-877-283-0318 and provide the representative with the control number found on the reverse side of this proxy card.  Representatives are available to take your voting instructions Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

MAIL:	To vote your proxy by mail, check the appropriate voting box on the reverse side of this proxy card, sign and date the card and return it in the enclosed postage-paid envelope.

Option below is available 24 hours a day / 7 days a week

INTERNET:	To vote via the Internet, go to www.proxyonline.com and enter the control number found on the reverse side of this proxy card.

NOTE: Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign.  If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Shareholder sign here                                                      Date

Joint owner sign here                                                      Date

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY.  EVERY SHAREHOLDER’S VOTE IS IMPORTANT.

3 to 1 Strategic Income Fund

    CONTROL NUMBER

  123456789123

If you received more than one ballot because you have multiple investments in the Funds, please remember to vote all of your ballots!

Remember to sign and date the reverse side before mailing in your vote.  This proxy card is valid only when signed and dated.

THIS PROXY IS SOLICITED ON BEHALF OF THE TRUST'S BOARD OF TRUSTEES.

PLEASE VOTE, SIGN AND DATE THIS VOTING INSTRUCTION AND RETURN IT IN THE ENCLOSED ENVELOPE.

THESE VOTING INSTRUCTIONS WILL BE VOTED AS SPECIFIED.  IF NO SPECIFICATION IS MADE, THIS VOTING INSTRUCTION WILL BE VOTED "FOR" THE PROPOSAL.

PLEASE FOLD HERE AND RETURN THE ENTIRE BALLOT – DO NOT DETACH

TO VOTE, MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example: ■

	FOR	AGAINST	ABSTAIN
1. To approve an Investment Advisory Agreement between Envestnet Asset Management, Inc. and the Trust on behalf of the Funds.	□	□	□

THANK YOU FOR VOTING